PGOF-P1 06/24

Prospectus Supplement	June 4, 2024

Putnam BDC Income ETF

Putnam BioRevolutionTM ETF

Putnam Emerging Markets ex-China ETF

Putnam ESG Core Bond ETF

Putnam ESG High Yield ETF

Putnam ESG Ultra Short ETF

Putnam Focused Large Cap Growth ETF

Putnam Focused Large Cap Value ETF

Putnam PanAgora ESG Emerging Markets Equity ETF

Putnam PanAgora ESG International Equity ETF

Putnam Sustainable Future ETF

Putnam Sustainable Leaders ETF

For Putnam BDC Income ETF, Putnam BioRevolutionTM ETF, Putnam Emerging Markets ex-China ETF, Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, Putnam ESG Ultra Short ETF, Putnam PanAgora ESG Emerging Markets Equity ETF, and Putnam PanAgora ESG International Equity ETF

Effective immediately, in the Fund Details section of each fund’s prospectus, the sub-section Additional information about the fund is supplemented to include the following:

Information on the fund’s website

The fund will disclose its top 10 holdings and related portfolio information monthly beginning on or after 5 business days after the end of each month on www.putnam.com. The fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on putnam.com on each business day, before commencement of trading in shares on the listing exchange. The fund will also disclose its complete portfolio holdings as of the end of the prior month on a monthly basis beginning on or before the 15th calendar day after the end of each month. Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid/ask spread, is also available at putnam.com.

For Putnam Focused Large Cap Growth ETF, Putnam Focused Large Cap Value ETF, Putnam Sustainable Future ETF, and Putnam Sustainable Leaders ETF

Effective immediately, in the Fund Details section of each fund’s prospectus, the paragraph under the heading Information on the fund’s website under the sub-section Additional information about the fund is deleted and replaced in its entirety with the following:

Investors can access information about the Tracking Basket and Tracking Basket Weight Overlap for each business day on putnam.com. The fund will disclose its top 10 holdings and related portfolio information monthly beginning on or after 5 business days after the end of each month on www.putnam.com. The fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on putnam.com on a monthly basis, beginning on or before the 15th calendar day after the end of each month. Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid/ask spread, is also available at putnam.com.

Shareholders should retain this Supplement for future reference.